September 14, 2006

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA Q

File No. 811-21461, CIK 0001162321

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA Q, a unit investment trust registered under the Act, recently mailed to its contract owners the semi/annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Davis Variable Account Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Huntington VA Funds, JP Morgan Series Trust II, Janus Aspen Series, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, STI Classic Variable Trust, Fidelity Variable Insurance Products Fund and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 29, 2006, AEGON/Transamerica Series Trust, filed its semi/annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2006, AIM Variable Insurance Funds filed its semi/annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 30, 2006, AllianceBernstein Variable Products Series Fund, Inc. filed its semi/annual report with the Commission via EDGAR (CIK: 0000825316);

•	On September 7, 2006, Columbia Funds Variable Insurance Trust, filed its semi/annual report with the Commission via EDGAR (CIK: 0000815425);

•	On September 7, 2006, Columbia Funds Variable Insurance Trust I, filed its semi/annual report with the Commission via EDGARD (CIK: 0001049787;

•	On August 24, 2006, Davis Variable Account Fund, Inc. filed its semi/annual report with the Commission via EDGAR (CIK: 0001084060);

Securities and Exchange Commission

September 14, 2006

•	On August 17, 2006, Dreyfus Variable Investment Fund filed its semi/annual report with the Commission via EDGAR (CIK: 0000813383);

•	On August 28, 2006, Federated Insurance Series filed its semi/annual report with the Commission via EDGAR (CIK: 0000912577);

•	On August 28, 2006, Franklin Templeton Variable Insurance Products Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000837274);

•	On September 7, 2006, Huntington VA Funds filed its semi/annual report with the Commission via EDGAR (CIK: 0001091462);

•	On September 7, 2006, JP Morgan Series Trust II filed its semi/annual report with the Commission via EDGAR (CIK: 0000916118);

•	On August 25, 2006, Janus Aspen Series filed its semi/annual report with the Commission via EDGAR (CIK: 0000906185);

•	On August 29, 2006, MFS® Variable Insurance Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000918571);

•	On August 25, 2006, Oppenheimer Variable Account Funds filed its semi/annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 31, 2006, STI Classic Variable Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000944487);

•	On August 25, 28 and 29, 2006, Fidelity Variable Insurance Products Fund filed its semi/annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384); and

•	On September 1, 2006, Wanger Advisors Trust filed its semi/annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company